Allowance for Doubtful Accounts	12 Months Ended
Dec. 31, 2015
Receivables [Abstract]
Allowance For Doubtful Accounts Disclosure [Text Block]

9. Accounts Receivable - Allowance for Doubtful Accounts

The following table illustrates the change in the Company’s allowance for doubtful accounts for the years ended December 31, 2015 and 2014.

	December 31
	2015	2014

Balance, beginning of the year	$6,362	$6,857
Additions, during the year	6,886	4,283
Written-off, uncollectible, during the year	(8,339)	(5,965)
Recoveries, during the year	2,250	1,355
Foreign currency translation adjustment, for the year	(282)	(168)
Balance, end of year	$6,877	$6,362